TRADING GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2017
TRADING GAINS / (LOSSES)
Schedule of trading gains / (losses)

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	166,015	296,809	(133,116)	(20,460)
Risk and return transfer arrangement	(9,301)	(296,678)	134,678	20,700
Commodity futures contracts	753	(1,780)	753	116
Trading of physical commodities	771	2,840	(152)	(23)
Short-term investments	8,190	11,372	38,391	5,900

Total	166,428	12,563	40,554	6,233